Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 1,641	$ 2,517	$ 6,959	[1]	$ 4,130	$ 5,690	$ 9,106	$ 2,612	[1]
Cost of Revenue:
Hardware	285	34	121	[1]	413	522	545	80	[1]
Amortization of software development costs	477	509	873	[1]	1,446	1,359	1,908	1,655	[1]
Cost of revenue			994	[1]			2,453	1,735	[1]
Gross margin	879	1,974	5,965	[1]	2,271	3,809	6,653	877	[1]
Expenses:
General and administrative	1,259	1,347	4,023	[1]	3,577	5,041	6,706	4,570	[1]
Depreciation	26	45	73	[1]	120	120	166	884	[1]
Total Expenses	1,285	1,392	4,096	[1]	3,697	5,161	6,872	5,454	[1]
Income (loss) from operations	(406)	582	1,869	[1]	(1,426)	(1,352)	(219)	(4,577)	[1]
Other income and expense:
Interest expense	0	(96)	(87)	[1]	(2)	(108)	(322)	(218)	[1]
Interest expense - related parties	(14)	(50)			(107)	(150)
Foreign exchange	(5)	(38)	16	[1]	(24)	(38)	(158)	49	[1]
Interest income	0	0	1	[1]	2	0	1	0	[1]
Other income and expense	(19)	(184)	(70)	[1]	(131)	(296)	(479)	(169)	[1]
Income (loss) before income taxes	(425)	398	1,799	[1]	(1,557)	(1,648)	(698)	(4,746)	[1]
Income taxes expense (benefit)	(54)	0	0	[1]	(210)	0	0	0	[1]
Income from (loss) continuing operations	0	0	1,799	[1]	0	0	(698)	(4,746)	[1]
Discontinued operations:
Loss from discontinued operations	0	0	(40)	[1]	0	0	0	0	[1]
Loss on sale of discontinued businesses	0	0	(81)	[1]	0	0	0	0	[1]
Income from discontinued operations	0	0	(121)	[1]	0	0	0	0	[1]
Net income (loss) for the period	(371)	398	1,678	[1]	(1,347)	(1,648)	(698)	(4,746)	[1]
Loss attributable to the non-controlling interest	(23)	(29)	0	[1]	(88)	(73)	(104)	0	[1]
Net income (loss) for the period attributable to One Horizon Group, Inc.	(348)	427	1,678	[1]	(1,259)	(1,575)	(594)	(4,746)	[1]
Less: Preferred stock dividends	(19)	0	0	[1]	(19)	0	0	0	[1]
Net income (loss) attributable to common stockholders	$ (367)	$ 427	$ 1,678	[1]	$ (1,278)	$ (1,575)	$ (594)	$ (4,746)	[1]
Earnings (loss) per share attributable to One Horizon Group, Inc. shareholders
Basic and diluted net loss per share	$ (0.01)	$ 0.01			$ (0.04)	$ (0.05)
Basic net income per share			$ 0.06	[1]			$ (0.02)	$ (0.21)	[1]
Diluted net income per share			$ 0.06	[1]			$ (0.02)	$ (0.21)	[1]
Weighted average number of shares outstanding
Basic and diluted	33,029	31,767			32,966	31,538
Basic			27,331	[1]			31,661	22,695	[1]
Diluted			29,268	[1]			0	0	[1]

[1]	Restated